LIFE INSURANCE SETTLEMENT POLICIES - Narrative (Details)	Jun. 30, 2023 USD ($) insurance_contract	Dec. 31, 2022 USD ($) insurance_contract
Investments, All Other Investments [Abstract]
Number of life settlement policies | insurance_contract	167	53
Number of life settlement policies accounted for under fair value method | insurance_contract	122	35
Number of life settlement policies accounted for under investment method | insurance_contract	45	18
Face value of policies held at fair value	$ 195,205,585	$ 40,092,154
Life settlement policies, at fair value	56,685,617	13,809,352
Face value of policies accounted for using investment method	39,520,877	42,330,000
Life settlement policies, at cost	$ 9,889,610	$ 8,716,111